Significant Accounting Policies	6 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
a.Statement of compliance
These unaudited condensed consolidated financial statements have been prepared on the basis of accounting policies consistent with those applied in the consolidated financial statements and notes thereto for the year ended June 30, 2020 contained in the Group's Annual Report on Form 20-F filed with the United States Securities and Exchange Commission (the “SEC”) on September 15, 2020 (File No. 001-38607).
The principal accounting policies adopted by the Group in the preparation of the condensed consolidated financial statements are set out below.
b.Basis of Preparation
These condensed consolidated financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended June 30, 2020. These condensed consolidated financial statements do not include all of the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual consolidated financial statements.
c.Functional and Presentation Currency
The unaudited condensed consolidated financial statements are presented in British Pound Sterling (“Sterling”), which is the Company’s functional currency. All financial information presented in Sterling has been rounded to the nearest thousand, except when otherwise indicated.
d.Use of Estimates and Judgments
The preparation of condensed consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts for assets, liabilities, income and expenses. Actual result may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.
e.Going concern
The COVID-19 pandemic, which began early 2020, which has resulted in the implementation of travel restrictions, quarantines and extended shutdowns of certain businesses globally, has brought about additional uncertainties in the Group’s operating environment. The ongoing COVID-19 pandemic has resulted in many countries around the world imposing lockdowns, shelter-in-place orders, quarantines, restrictions on travel and mass gatherings, including the cancellation of trade shows and other events, and the extended shutdown of non-essential businesses that cannot be conducted remotely.The Group has been closely monitoring the impact of the developments on its businesses, mainly because the continuous worsening of global business and economic conditions may impact the stability of operations and could have an adverse impact on the earnings of the Group. While there have been disruptions to manufacturing and supply chains around the world, the impact on the Group’s operations and liquidity has not been substantial. The Group continues to support its customers in keeping their supply chains running.
In accordance with IAS 1 “Presentation of financial statements”, and revised FRC (“Financial Reporting Council") guidance on “risk management, internal control and related financial and business reporting”, the Directors have considered the funding and liquidity position of the Group and have assessed the Group’s ability to continue as a going concern for the foreseeable future. In doing so, the Directors have reviewed the Group’s budget and forecasts, and have taken into account all available information about the future for a period of at least, but not limited to, 12 months from the date of approval of these financial statements.
Having considered the outcome of these assessments, the Directors believe that the Group has adequate resources to continue operations for the foreseeable future, being at least 12 months from the date of approval of these financial statements, and accordingly continue to adopt the going concern basis in preparing the financial statements.
f.Basis of Consolidation
(i)    Business combinations
Business acquisitions are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in the consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognized as goodwill.
The Group performs valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocates the purchase price to the tangible and intangible assets acquired and liabilities assumed based on management’s best estimate of fair value. The Group determines the appropriate useful life of intangible assets with a definite life by performing an analysis of cash flows based on historical experience of the acquired business. Intangible assets are amortized over their estimated useful lives based on the pattern in which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortisation.
Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of contingent consideration are recognised in profit and loss.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses.
(ii)    Subsidiaries
Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
(iii)    Transactions eliminated on consolidation
All transactions and balances between Group Entities are eliminated on consolidation, including unrealized gains and losses on transactions between Group Entities. Where unrealized losses on intra-Group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a Group perspective.
g.Revenue
The Group generates revenue primarily from the provision of its services and recognise revenue in accordance with IFRS 15 – “Revenue from Contracts with Customers.” Revenue is measured at fair value of the consideration received, excluding discounts, rebates, taxes and duties. The Group’s services are generally performed under time-
and-material based contracts (where materials consist of travel and out-of-pocket expenses), fixed-price contracts and managed service contracts.
With respect to all types of contracts, revenue is only recognised when (i) the amount of revenue can be estimated reliably, (ii) it is probable that there will be a flow of economic benefits and (iii) any costs incurred are expected to be recoverable. Anticipated profit margins on contracts are reviewed monthly and, should it be deemed probable that a contract will be unprofitable, any foreseeable loss would be immediately recognized in full and provision would be made to cover the lower of the cost of fulfilling the contact and the cost of exiting the contract.